Taxation - Deferred Income Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2016	Sep. 30, 2016	[1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Dec. 31, 2015
Deferred Tax Assets [Abstract]
Pensions and stock options	$ 3							$ 9
Provisions	28							16
Net operating losses carried forward	272							265
Other	2							2
Gross deferred tax assets	305							292
Valuation allowance	(245)							(211)
Net deferred tax assets	60							81
Deferred Tax Liability [Abstract]
Property, plant and equipment	126							98
Unremitted Earnings of Subsidiaries	34							38
Gross deferred tax liabilities	160							136
Net deferred taxes, classified [Abstract]
Deferred tax assets	60							81
Deferred tax liabilities	(112)	$ (188)		$ (161)		$ (153)		(136)	[1]
Net deferred tax liabilities	$ (100)							$ (55)

[1]	Refer to Note 39 "Restatement of previously issued financial statements"